Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	8 Months Ended	12 Months Ended					0 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended		5 Months Ended	0 Months Ended	7 Months Ended	12 Months Ended	9 Months Ended	5 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended				9 Months Ended
	Mar. 26, 2013	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 $225,000 Senior Secured Credit Facility (iv)	Sep. 30, 2013 $225,000 Senior Secured Credit Facility (iv)	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	May 23, 2012 $370,000 Credit Facility (i)	Mar. 27, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $350,000 Credit Facility (ii)	Dec. 31, 2012 $350,000 Credit Facility (ii)	Mar. 31, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Dec. 31, 2013 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Dec. 31, 2012 $370,000 Term Loan	Dec. 31, 2013 $370,000 Term Loan	Dec. 31, 2013 $350,000 Term Loan	Jun. 06, 2012 Repayment of debt	Dec. 31, 2013 Long-Term Debt	Dec. 31, 2012 Long-Term Debt	Dec. 31, 2011 Long-Term Debt	May 23, 2012 Repayment of debt - Cash used from cash and cash equivalents	Dec. 31, 2013 Market disruption clause	Dec. 31, 2012 Market disruption clause	Dec. 31, 2011 Market disruption clause	Sep. 30, 2013 $225,000 Senior Secured Credit Facility original borrowing capacity	Dec. 31, 2013 $350,000 Credit Facility (ii) $54,000 Drawn Down Portion	Mar. 27, 2013 $350,000 Credit Facility (ii) $54,000 Drawn Down Portion
Debt Instrument
Line of credit facility, maximum borrowing capacity						$ 225,000				$ 370,000				$ 350,000		$ 25,000														$ 200,000
Debt variable rate basis						LIBOR
Commitment fees						1.00%
Repayment of credit facility			4,050	175,215	134,580			10,500	10,000				5,149				149,566									13,147
Balloon payment due in March 2018																																27,000
$225,000 Senior Secured Credit Facility Tranche A						75,000					54,000
Repayment of debt - Net proceeds from issuance of preferred units	72,557	119,811	192,368	136,419																		136,419
Cancellation of undrawn tranche												52,500		1,420
Number of installments							20					9			9			6														20
Quarterly periodic repayments												7,855			1,000			12,975													1,350
Weighted average interest rate																							2.81%	3.11%
Interest expense on long term debt			15,991	26,658	33,820																		14,982	25,788	32,216		0	373	1,290
$225,000 Senior Secured Credit Facility Tranche B						150,000
Hyundai Prestige (renamed to CCNI Angol), Hyundai Privilege and Hyundai Platinum containership capacity			5,000
Credit Facility converted to Term Loan																			$ 370,000	$ 370,000	$ 350,000